Borrowings (Tables)	12 Months Ended
Dec. 31, 2022
Borrowings
Schedule of borrowings

	Thousands of Yen
	2022	2021
Borrowings (Due through 2035 with weighted average interest rates of 1.12% as of December 31, 2022, due through 2035 with weighted average interest rates of 0.66% as of December 31, 2021)	¥748,937	¥908,840
Corporate convertible bond	500,000	―
Current portion of borrowings	(99,168)	(162,252)
Total borrowings	¥1,149,769	¥746,588

Schedule of maturities of borrowings

Thousands of Yen
Year ending December 31:
2023	¥99,168
2024	95,897
2025	67,796
2026	54,312
2027	554,312
2028 and thereafter	377,452
Total	¥1,248,937